EQUITY - Special Limited Partner Units Held by Brookfield (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)
Number of shares issued, closing balance (in shares)	72,955,585	0
Special limited partner units held by Brookfield
Disclosure of classes of share capital [line items]
Number of shares issued, opening balance (in shares)		4
Number of shares issued, closing balance (in shares)	4	4